CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (694,511)	$ (260,476)	$ (1,785,114)	$ (611,819)
Adjustments to reconcile net loss to net cash and cash equivalents used by operating activities:
Depreciation	19,715	23,277	76,860	24,444
Common stock issued for services	224,299	0	286,575	197,500
Employee stock plan	11,733	0	0	0
Common stock issued for debt issuance cost	208,400	0	0	0
Amortization of debt discount	20,950	0	0	0
Loss on sale of equipment to related party	0	42,987	42,987	0
(Increase) decrease in:
Accounts receivable	2,190	(9,800)	112,070	(147,700)
Accounts receivable, related party	0	0	0	100
Inventories	3,019	(84,982)	(63,085)
Prepaid expenses and other current assets	48,770	(16,830)	(33,422)	(8,135)
Increase (decrease) in:
Accounts payable and accrued expenses	0	0	371,243	(11,978)
Accounts payable	(11,626)	54,922	0	0
Accrued expenses	(183,989)	(11,760)	0	0
Payable to related parties	41,763	0	4,000	(43,834)
Net cash used by operating activities	(309,287)	(262,662)	(987,886)	(601,422)
CASH FLOWS FROM INVESTING ACTIVITIES:
Accounts payable, equipment purchase	0	0	0	(54,921)
Acquisition of property and equipment	(4,045)	(10,623)	(35,414)	(196,341)
Net cash used by investing activities	(4,045)	(10,623)	(35,414)	(251,262)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock	0	0	65,000	780,600
Proceeds from issuance of member units	0	0	0	100
Common stock issued for acquisition	0	0	150	0
Proceeds from advances from related party	300,000	0	600,000	0
Proceeds from issuance of convertible note payable	85,000	0	0	0
Proceeds from issuance of note payable to related party	300,000	0	600,000	0
Proceeds from reverse acquisition	0	180,854	180,854	0
Net cash provided by financing activities	385,000	180,854	846,004	780,700
Net change in cash and cash equivalents	71,668	(92,431)	(177,296)	(71,984)
Cash and cash equivalents, beginning of the period	43,878	221,174	221,174	293,158
Cash and cash equivalents, end of the period	115,546	128,743	43,878	221,174
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	0	0	48	0
Cash paid for income taxes	0	0	0	0
NON-CASH FINANCING AND INVESTING ACTIVITIES:
Common stock issued from conversion of payable to related party	0	0	600,000	0
Common stock issued for deferred offering cost	240,900	0	0	0
Common stock issued in reverse acquisition and recapitalization	0	0	48,830	0
Changes in operating assets and liabilities due to reverse acquisition:
Prepaid expenses	0	(3,434)	(3,434)	0
Property and equipment	0	(95,860)	(95,860)	0
Accumulated depreciation	0	44,332	44,332	0
Deposits	0	(841)	(841)	0
Accounts payable	0	6,973	6,973	0
Additional paid-in capital	$ 0	$ 48,830	$ 0	$ 0